UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02556

Name of Fund:  Ready Assets Government Liquidity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets

            Government Liquidity Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2018

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	Ready Assets Government Liquidity Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 0.88%, 5/21/18	$11,835	$11,801,117
Fannie Mae Variable Rate Notes, (1 mo. LIBOR US + 0.010%), 1.24%, 8/16/17 - 10/5/17 (a)	34,250	34,249,426
Federal Farm Credit Bank Variable Rate Notes (a):
(1 mo. LIBOR US + 0.070%), 1.30%, 11/20/17	12,500	12,499,808
(1 mo. LIBOR US + 0.030%), 1.26%, 11/22/17	15,000	14,999,527
(1 mo. LIBOR US + 0.130%), 1.35%, 12/04/17	22,000	22,000,000
(3 mo. LIBOR US - 0.080%), 1.23%, 1/23/18	7,110	7,110,033
(1 mo. LIBOR US + 0.180%), 1.40%, 4/04/18	20,000	19,998,642
(1 mo. LIBOR US + 0.200%), 1.43%, 6/18/18	11,085	11,086,021
Federal Home Loan Bank, 0.88%, 3/19/18	35,535	35,471,667
Federal Home Loan Bank Discount Notes (b):
0.64%, 8/01/17	23,475	23,475,000
0.65%, 8/02/17	15,120	15,119,728
1.02%, 8/08/17 - 8/10/17	71,555	71,536,852
0.98%, 8/09/17 - 10/25/17	64,015	63,962,547
0.78%, 8/11/17	34,910	34,902,469
0.68%, 8/22/17	6,900	6,897,263
0.70%, 8/23/17	8,005	8,001,600
0.69%, 8/25/17	4,830	4,827,798
0.90%, 8/28/17	12,870	12,861,361
0.76%, 8/30/17	12,730	12,722,192
1.03%, 9/01/17 - 9/19/17	17,605	17,584,289
1.00%, 9/13/17 - 11/02/17	25,660	25,617,867
0.94%, 9/18/17 - 10/18/17	58,010	57,909,291
0.99%, 9/20/17 - 10/20/17	50,285	50,208,964
1.05%, 9/26/17	23,505	23,466,608
1.08%, 10/12/17 - 10/27/17	92,640	92,420,048
1.07%, 11/01/17	8,650	8,626,458
1.04%, 11/08/17	9,000	8,974,285
1.11%, 12/15/17	13,500	13,443,900
1.15%, 12/29/17	13,000	12,938,250
1.14%, 1/19/18 - 1/26/18	41,180	40,953,534
1.09%, 2/16/18	16,780	16,679,823
Federal Home Loan Bank Variable Rate Notes (a):
(3 mo. LIBOR US - 0.240%), 0.95%, 8/25/17	11,905	11,905,000
(3 mo. LIBOR US - 0.095%), 1.12%, 8/25/17	14,975	14,975,000
(1 mo. LIBOR US - 0.100%), 1.13%, 11/01/17 (c)	20,000	20,000,000
(3 mo. LIBOR US - 0.120%), 1.05%, 11/02/17	12,285	12,285,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (a) (continued):
(3 mo. LIBOR US - 0.060%), 1.25%, 1/26/18	$11,000	$11,000,000
(3 mo. LIBOR US - 0.330%), 0.91%, 3/13/18	19,400	19,400,000
(1 mo. LIBOR US - 0.140%), 1.08%, 4/13/18	41,840	41,840,000
(1 mo. LIBOR US - 0.145%), 1.08%, 4/17/18	17,480	17,480,000
(3 mo. LIBOR US - 0.350%), 0.83%, 5/09/18	10,000	10,000,000
(3 mo. LIBOR US - 0.160%), 1.04%, 5/30/18	15,905	15,905,000
(1 mo. LIBOR US - 0.135%), 1.09%, 6/05/18	13,000	13,000,000
(1 mo. LIBOR US - 0.040%), 1.18%, 7/09/18	20,200	20,200,000
(1 mo. LIBOR US - 0.115%), 1.11%, 10/03/18	13,500	13,500,000
(1 mo. LIBOR US - 0.090%), 1.14%, 1/25/19	14,630	14,630,000
(3 mo. LIBOR US - 0.160%), 1.11%, 6/20/19	22,105	22,105,000
Freddie Mac, 1.00%, 9/29/17	13,650	13,655,974
Freddie Mac Discount Notes (b):
0.80%, 8/02/17	16,170	16,169,641
0.83%, 8/03/17	30,130	30,128,611
0.65%, 9/01/17	18,385	18,374,709
0.73%, 10/16/17	12,490	12,470,751
Freddie Mac Variable Rate Notes, (3 mo. LIBOR US + 0.020%), 1.24%, 3/08/18 (a)	16,000	16,000,000
Total U.S. Government Sponsored Agency Obligations — 62.2%		1,157,371,054

U.S. Treasury Obligations
U.S. Treasury Bills (b):
0.65%, 8/03/17	16,000	15,999,429
0.92%, 9/28/17	16,480	16,455,971
U.S. Treasury Notes:
0.88%, 10/15/17	20,825	20,830,929
(3 mo. Treasury money market yield + 0.168%), 1.35%, 10/31/17 (a)	18,637	18,635,335
1.00%, 2/15/18	12,475	12,480,001
0.75%, 2/28/18	8,480	8,462,387
Total U.S. Treasury Obligations — 5.0%		92,864,052

READY ASSETS GOVERNMENT LIQUIDITY FUND	JULY 31, 2017	1

Schedule of Investments (continued)	Ready Assets Government Liquidity Fund

Value
Total Repurchase Agreements — 34.2%	$637,000,000
Total Investments (Cost — $1,887,235,106*) — 101.4%	1,887,235,106
Liabilities in Excess of Other Assets — (1.4)%	(26,257,860)

Net Assets — 100.0%	$1,860,977,246

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Floating rate security. Rate shown is the rate in effect as of period end.

(b)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(c)	When-issued security.

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position Received, at Value
BNP Paribas Securities Corp.	1.04%	7/31/17	8/01/17	$55,000	$55,000	$55,001,589	U.S. Treasury Obligations, 0.00% to 5.25%, due 4/15/20 to 8/15/46	$56,454,100	$56,100,005
	1.04%	7/31/17	8/07/17	16,000	16,000	16,003,236	U.S. Treasury Obligations, 0.00% to 3.38%, due 10/12/17 to 2/15/46	20,217,903	16,320,000
Total BNP Paribas Securities Corp.					$71,000				$72,420,005
Goldman Sachs & Co.	1.12%	7/27/17	8/03/17	26,500	26,500	26,505,771	U.S. Government Sponsored Agency Obligations, 3.00% to 3.50%, due 3/15/43 to 7/20/47	26,113,195	27,030,000
HSBC Securities (USA), Inc.	1.03%	7/25/17	8/01/17	19,000	19,000	19,003,805	U.S. Treasury Obligation, 3.75%, due 8/15/41	16,435,000	19,385,184
	1.03%	7/26/17	8/02/17	15,000	15,000	15,003,004	U.S. Treasury Obligation, 3.75%, due 8/15/41	12,975,000	15,304,093
Total HSBC Securities (USA), Inc.					$34,000				$34,689,277
J.P. Morgan Securities LLC	1.40%[1]	7/31/17	9/04/17	44,000	44,000	44,059,889	U.S. Government Sponsored Agency Obligation, 3.00%, due 2/20/47	44,995,000	44,880,523
	1.04%	7/31/17	8/01/17	20,000	20,000	20,000,578	U.S. Treasury Obligation, 2.00%, due 4/30/24	20,400,000	20,401,340
Total J.P. Morgan Securities LLC					$64,000				$65,281,863
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.04%	7/31/17	8/01/17	55,000	55,000	55,001,589	U.S. Treasury Obligation, 1.38%, due 9/30/23	57,962,800	56,100,069
	1.06%	7/31/17	8/01/17	20,000	20,000	20,000,589	U.S. Treasury Obligation, 1.50%, due 5/31/20	20,342,800	20,400,014
	1.14%	7/27/17	8/03/17	24,500	24,500	24,505,431	U.S. Government Sponsored Agency Obligation, 3.50%, due 6/01/47	24,499,538	25,235,000
Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$99,500				$101,735,083
[1] Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

2	READY ASSETS GOVERNMENT LIQUIDITY FUND	JULY 31, 2017

Schedule of Investments (continued)	Ready Assets Government Liquidity Fund

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including interest	Position	Original Par	Position Received, at Value
Mizuho Securities USA, Inc.	1.06%	7/31/17	8/01/17	$75,000	$75,000	$75,002,208	U.S. Government Sponsored Agency Obligations and Corporate Debt/Obligations, 0.39% to 6.37%, due 10/20/32 to 8/16/52	$1,743,541,456	$78,750,000
Morgan Stanley & Co. LLC	1.01%	7/31/17	8/01/17	10,000	10,000	10,000,281	U.S. Treasury Obligation, 0.00%, due 9/14/17	10,213,300	10,200,091
RBC Capital Markets LLC	1.02%	7/31/17	8/01/17	51,000	51,000	51,001,445	U.S. Treasury Obligations, 1.00% to 2.75%, due 5/31/18 to 8/15/42	52,590,800	52,020,031
	1.03%	7/31/17	8/01/17	20,000	20,000	20,000,572	U.S. Government Sponsored Agency Obligations, 2.41% to 5.52%, due 4/15/36 to 6/15/52	98,147,854	21,112,145
Total RBC Capital Markets LLC					$71,000				$73,132,176
Societe Generale	1.05%	7/31/17	8/07/17	6,000	6,000	6,001,225	U.S. Treasury Obligations, 0.00% to 3.38%, due 8/15/41 to 5/15/44	5,554,000	6,120,064
TD Securities (USA) LLC	1.04%	7/31/17	8/01/17	55,000	55,000	55,001,589	U.S. Treasury Obligations, 0.63% to 3.38%, due 4/30/18 to 11/15/19	55,769,200	56,100,038
	1.05%	7/31/17	8/01/17	112,000	112,000	112,003,267	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.13% to 4.50%, due 4/15/19 to 5/01/47	113,828,768	114,490,196
Total TD Securities (USA) LLC					$167,000				$170,590,234
Wells Fargo Securities LLC	1.05%	7/28/17	8/04/17	13,000	13,000	13,002,654	U.S. Government Sponsored Agency Obligation, 4.00%, due 4/01/47	12,891,279	13,390,001
Total					$637,000				$653,338,794

READY ASSETS GOVERNMENT LIQUIDITY FUND	JULY 31, 2017	3

Schedule of Investments (concluded)	Ready Assets Government Liquidity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,887,235,106	—	$1,887,235,106
[1] See above Schedule of Investments for values in each security type.

During the period ended July 31, 2017, there were no transfers between levels.

4	READY ASSETS GOVERNMENT LIQUIDITY FUND	JULY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Government Liquidity Fund

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of Ready Assets Government Liquidity Fund

                Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski

John M. Perlowski Chief Executive Officer (principal executive officer) of Ready Assets Government Liquidity Fund

                Date: September 25, 2017

By:	/s/ Neal J. Andrews

Neal J. Andrews Chief Financial Officer (principal financial officer) of Ready Assets Government Liquidity Fund

Date: September 25, 2017